Goodwill and Identifiable Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets

During the quarter ended March 31, 2014, the Company underwent a realignment resulting in a change in the Company's reportable segments. The goodwill related to the former Life Sciences segment has been allocated to the respective segments below based upon the relative fair value of each component of the former Life Sciences segment. All prior periods have been retrospectively restated to conform to the current presentation (see "Note 14. Business Segments" for further information).
 The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Apex	Oxford	Life Sciences Europe	Total
Balance as of December 31, 2012
Gross goodwill	$289,712	$150,619	$3,753	$444,084
Accumulated impairment	—	—	—	—
	289,712	150,619	3,753	444,084
CyberCoders Acquisition (see Note 4)	—	69,018	—	69,018
Transfers	—	513	—	513
Translation adjustment	—	—	811	811
Balance as of December 31, 2013
Gross goodwill	289,712	220,150	4,564	514,426
Accumulated impairment	—	—	—	—
	289,712	220,150	4,564	514,426
Translation adjustment	(1,761)	(120)	(485)	(2,366)
Balance as of December 31, 2014
Gross goodwill	287,951	220,030	4,079	512,060
Accumulated impairment	—	—	—	—
	$287,951	$220,030	$4,079	$512,060

As of December 31, 2014 and 2013, the Company had the following acquired intangible assets (in thousands):

		2014			2013
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$101,141	$53,434	$47,707	$101,697	$38,930	$62,767
Contractor relations	2 - 7 years	39,332	32,021	7,311	39,384	28,321	11,063
Non-compete agreements	2 - 7 years	3,654	1,922	1,732	3,743	1,362	2,381
In-use software	6 years	18,900	3,366	15,534	18,900	263	18,637
		163,027	90,743	72,284	163,724	68,876	94,848
Not subject to amortization:
Trademarks		178,325	—	178,325	178,775	—	178,775
Total		$341,352	$90,743	$250,609	$342,499	$68,876	$273,623

Amortization expense for intangible assets with finite lives was $22.1 million in 2014, $20.9 million in 2013 and $17.0 million in 2012. Estimated amortization for each of the next five fiscal years and thereafter are as follows (in thousands):

2015	$19,381
2016	16,366
2017	12,078
2018	9,669
2019	7,972
Thereafter	6,818
$72,284